SHARE CAPITAL (Disclosure of detailed information about movement of options outstanding - Share options) (Details) - Share options [Member]	12 Months Ended
	Dec. 31, 2025 shares $ / shares	Dec. 31, 2024 shares $ / shares
Disclosure of classes of share capital [Line Items]
Number of options, Opening balance | shares	1,805,050	3,736,504
Number of options, Granted | shares	740,000	200,000
Number of options, Mako replacement options | shares	0	1,181,950
Number of options, Exercised | shares	(500,966)	(1,767,853)
Number of options, Forfeited | shares	(30,000)	(45,000)
Number of options, Expired | shares	(279,750)	(1,500,551)
Number of options, Ending balance | shares	1,734,334	1,805,050
Number of options, Options exercisable | shares	845,166	1,429,217
Weighted average remaining contractual life	3 years 1 month 20 days	2 years 9 months 7 days
Weighted average exercise price, Opening balance | $ / shares	$ 2.83	$ 2.62
Weighted average exercise price, Granted | $ / shares	4.47	3.31
Weighted average exercise price, Mako replacement options | $ / shares	0	2.49
Weighted average exercise price, Exercised | $ / shares	3.04	1.95
Weighted average exercise price, Forfeited | $ / shares	4.47	2.13
Weighted average exercise price, Expired | $ / shares	4.02	3.18
Weighted average exercise price, Ending balance | $ / shares	3.25	2.83
Weighted average exercise price, Options exercisable | $ / shares	$ 2.36	$ 2.88